Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Disclosure of Inventories

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Finished goods	164	149
Work in progress	332	299
Raw materials	111	94
Stores and supplies	64	69
Adjustments(A)	(28)	(20)

Total inventories	643	591

(A)	Includes Net realizable value adjustments.